NOTES PAYABLE (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
NOTES PAYABLE (Details)
Interest Waived	$ 7,155	$ 4,351	$ 7,318